Segment reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment reporting
Schedule of summarized financial information

Summarized financial information is as follows:

	Nigeria	SSA	Latam	Total
	$'m	$'m	$'m	$'m

Three months ended June 30, 2026
Revenues from external customers - continuing operations	298.3	130.3	—	428.6
Revenues from external customers - discontinued operations	—	—	42.4	42.4
Revenues from external customers	298.3	130.3	42.4
Segment Adjusted EBITDA	166.5	70.8	32.7	270.0

Three months ended June 30, 2025
Revenues from external customers - continuing operations	260.4	127.8	—	388.2
Revenues from external customers - discontinued operations	—	—	45.1	45.1
Revenues from external customers	260.4	127.8	45.1
Segment Adjusted EBITDA	170.7	73.1	33.5	277.3

Six months ended June 30, 2026
Revenues from external customers - continuing operations	583.2	260.8	—	844.0
Revenues from external customers - discontinued operations	—	—	94.2	94.2
Revenues from external customers	583.2	260.8	94.2
Segment Adjusted EBITDA	349.0	148.4	70.4	567.8

Six months ended June 30, 2025
Revenues from external customers - continuing operations	531.7	248.6	—	780.3
Revenues from external customers - discontinued operations	—	—	92.6	92.6
Revenues from external customers	531.7	248.6	92.6
Segment Adjusted EBITDA	349.8	144.8	69.1	563.7

Schedule of items included in measurement of adjusted EBITDA

Each segment's Adjusted EBITDA above includes the following items:

	Continuing operations				Discontinued operations
	Nigeria	SSA	Unallocated items	Total	Latam
	$'m	$'m	$'m	$'m	$'m

Three months ended June 30, 2026
Power generation	91.3	28.4	—	119.7	0.8
Staff costs	11.6	7.9	16.6	36.1	4.3
Tower repairs and maintenance	7.5	7.5	—	15.0	1.3

Three months ended June 30, 2025
Power generation	56.0	25.0	—	81.0	0.8
Staff costs	9.7	8.2	19.4	37.3	5.7
Tower repairs and maintenance	4.8	6.9	—	11.7	2.4

Six months ended June 30, 2026
Power generation	153.1	52.3	—	205.4	1.9
Staff costs	24.0	15.2	36.3	75.5	10.6
Tower repairs and maintenance	14.1	14.1	—	28.2	3.4

Six months ended June 30, 2025
Power generation	117.7	47.7	—	165.4	2.0
Staff costs	17.7	16.6	42.3	76.6	10.1
Tower repairs and maintenance	9.8	12.6	—	22.4	4.7

Schedule of reconciliation of information on reportable segments to the amounts reported in the financial statements

Reconciliation of information on reportable segments to the amounts reported in the financial statements:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m

Segment Adjusted EBITDA	270.0	277.3	567.8	563.7
Unallocated corporate expenses(a)	(24.7)	(28.8)	(53.8)	(62.7)
Finance costs	(117.0)	(114.3)	(235.9)	(228.7)
Depreciation and amortization	(56.2)	(89.0)	(112.0)	(178.4)
Share‑based payment expense	(16.8)	(8.5)	(40.7)	(14.0)
Other costs(b)	(56.8)	(5.5)	(81.2)	(8.6)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent(c)	(47.5)	(1.7)	(80.4)	(3.6)
Business combination costs	(6.3)	(0.3)	(15.5)	(1.2)
Insurance claims	0.1	0.2	0.1	0.3
Net gain on disposal of property, plant and equipment and right-of-use assets	1.9	2.2	3.4	1.0
Net impairment reversal/(loss) of withholding tax receivables (note 7)	4.9	0.5	(0.6)	12.9
Finance income	52.5	35.6	172.9	56.1
Gain on disposal of subsidiary (note 20)	20.0	—	20.0	—
Exclude: loss/(income) before tax from discontinued operations (note 21.1)	1.7	33.3	(1.1)	55.2
Income before tax	25.8	101.0	143.0	192.0
(a)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.
(b)	Other costs for the three and six months ended June 30, 2026, included $39.9 million and $57.4 million respectively (three and six months ended June 30, 2025: $nil) of one-off long term employee benefit costs in relation to business disposals and the transactions contemplated by the merger agreement with MTN Group Limited announced in February 2026, one-off expenses related to strategic initiatives and operating systems of $15.8 million and $22.8 million respectively (three and six months ended June 30, 2025: $2.8 million and $4.5 million respectively), costs related to internal reorganization of $nil and $nil respectively (three and six months ended June 30, 2025: $1.2 million and $1.7 million respectively).
(c)	Includes impairment of held for sale non-current assets for the three and six months ended June 30, 2026 of $45.4 million and $75.4 million respectively (three and six months ended June 30, 2025: $nil) (see note 21.1).

Schedule of segment assets, liabilities and additions

	Nigeria	SSA	Latam	Total
	$'m	$'m	$'m	$'m

Additions of property, plant and equipment, right-of-use assets and intangible assets:
Three months ended June 30, 2026
- Segments	25.1	8.2	29.6	62.9
- Unallocated items				(0.4)
				62.5
Three months ended June 30, 2025
- Segments	17.0	19.4	47.7	84.1
- Unallocated items				—
				84.1
Six months ended June 30, 2026
- Segments	42.5	16.6	51.1	110.2
- Unallocated items				(0.4)
				109.8
Six months ended June 30, 2025
- Segments	18.6	38.1	83.8	140.5
- Unallocated items				0.4
				140.9

Schedule of revenue from tier one customers

Revenue from two customers each represented 10% or more of the Group’s revenue from continuing operations as follows:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025

Customer A	69%	71%	69%	71%
Customer B	20%	17%	19%	17%